Dividends - Additional Information (Detail) - ARS ($) $ / shares in Units, $ in Thousands	Dec. 31, 2018	Apr. 24, 2018	Dec. 31, 2017	Apr. 25, 2017
Disclosure of dividend [abstract]
Dividend	$ 1,616,849	$ 1,200,000	$ 405,825	$ 240,000
Dividend per share		$ 0.84		$ 0.18